UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue
New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND MASTER, LLC

SEMI-ANNUAL REPORT

APRIL 30, 2012 (UNAUDITED)

SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER
Torchlight Investors is an SEC registered investment advisor with $3.3 billion under management. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995. Operating out of its headquarters in New York, Torchlight has over 50 employees and a senior management team that averages 25 years of experience.

FUND OBJECTIVE
Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY
The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012

Net Asset Value	$402.4 MM

Portfolio Positions	160

Nominal IRR[1]	12.6%

Average Rating	BBB-

Spread to U.S. Treasury	1,187 bps

Weighted Average Life	3.2 years

Average Modified Duration	2.3 years

Portfolio Distribution[2]:

CMBS	95.3%

Other (includes Treasuries)	4.7%

(1)	In the nominal scenario, using 12 months to recovery, a 25% principal loss is assumed on all loans (30+) delinquent or Performing Specially Serviced
(2)

Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HIGHLIGHTS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC
(As of April 30, 2012)

PORTFOLIO DISTRIBUTION[1]

COLLATERAL DISTRIBUTION1

(1)

Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND MASTER, LLC

	For the Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Total Investment Return[1]	11.51%	8.15%	40.03%	14.48%	(41.15)%	(5.61)%
Ratios and Supplemental Data
Members’ Capital, End of Year (in Thousands)	$ 402,386	$ 374,187	$ 341,608	$ 346,064	$ 315,452	$ 470,195
Ratio of Expenses to Average Members’ Capital	0.16%	0.13%	0.15%	0.27%	0.16%	0.17%

Ratio of Net Investment Income to Average Members’ Capital	6.49%	7.36%	10.93%	19.40%	8.84%	7.02%
Portfolio Turnover Rate	-	36%	37%	73%	87%	104%

(1)

Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the year.

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.28%)		Principal Amount	Value (a)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,491,689	$742,274	(c),(d),(e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e),(f)
Arbor Realty Mortgage Securities.	0.916% due 02/21/2040 (b)	2,631,835	2,250,745	(c),(d),(e),(g)
Banc of America Large Loan, Inc.	1.989% due 11/15/2015 (b)	16,018,281	15,028,512	(g)
Banc of America Large Loan, Inc.	5.816% due 05/15/2046 (b)	4,500,000	4,630,824	(d),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	8,037,694	(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.415% due 02/10/2051 (b)	233,589,685	3,609,381	(d),(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	5,749,263	3,523,476	(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.842% due 11/10/2038 (b)	54,815,564	771,019	(d),(g),(h)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	11,454,006
Capital Trust Re CDO Ltd.	5.267% due 06/25/2035 (b)	15,000,000	14,047,500	(c),(d),(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049 (b)	40,500,000	1,337,671	(d),(g),(h)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	2,573,600
Commercial Mortgage Pass-Through Certificates	0.369% due 12/15/2020 (b)	4,000,000	3,620,640	(g)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	3,638,000	3,098,530	(d),(g)
Commercial Mortgage Pass-Through Certificates	2.465% due 07/10/2046 (b)	29,415,569	2,695,478	(d),(g),(h)
Commercial Mortgage Pass-Through Certificates	0.689% due 12/15/2020 (b)	1,281,182	1,178,687	(g)
Credit Suisse Mortgage Capital Certificates	0.889% due 04/15/2022 (b)	3,000,000	1,937,400	(d),(f),(g)
Credit Suisse Mortgage Capital Certificates	0.095% due 01/15/2049 (b)	286,594,232	1,475,072	(d),(g),(h)
Credit Suisse Mortgage Capital Certificates	0.689% due 10/15/2021 (b)	1,200,000	1,033,512	(g)
Credit Suisse Mortgage Capital Certificates	5.775% due 09/15/2039 (b)	7,000,000	145,131	(d),(g)
Credit Suisse Mortgage Capital Certificates	5.775% due 09/15/2039 (b)	9,000,000	31,095	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	11,196,000	10,356,300	(d),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	8,000,000	5,466,224	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	2,947,200	(g)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	2,588,648	(d)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	2,499,225
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	1,382,106	(d),(f)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	1,031,874	1,063,387
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	667,889	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	521,250	(d),(g)
CS First Boston Mortgage Securities Corp.	0.501% due 12/15/2035 (b)	17,467,404	142,312	(d),(g),(h)
DBUBS Mortgage Trust	1.501% due 08/10/2044 (b)	27,806,130	1,498,414	(d),(g),(h)
DBUBS Mortgage Trust	1.396% due 11/10/2046 (b)	15,686,238	863,750	(d),(g),(h)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,500,000	6,047,275
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	5,842,651	5,869,995
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,300,000	4,395,724	(c),(d)

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
DLJ Commercial Mortgage Corp.	7.824% due 11/10/2033	$ 1,899,000	$ 1,893,227	(g)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033	1,275,000	1,283,211	(g)
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	64,895	(c),(d)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,000,266	552,131	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	237,203	103,990	(c),(d)
Extended Stay America Trust	5.498% due 11/05/2027 (b)	5,000,000	5,058,350
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033 (b)	4,622,997	4,636,866
FREMF Mortgage Trust	4.594% due 11/25/2046 (b)	5,000,000	4,880,685	(d),(g)
FREMF Mortgage Trust	5.159% due 02/25/2047 (b)	2,000,000	2,046,839	(d),(g)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	3,099,627	(d),(g)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,914,749	(g)
GE Capital Commercial Mortgage Corp.	5.308% due 11/10/2045	5,481,000	1,641,993	(d),(g)
GE Capital Commercial Mortgage Corp.	1.050% due 01/10/2038 (b)	97,301,208	723,259	(d),(g),(h)
GE Capital Commercial Mortgage Corp.	5.284% due 05/10/2043 (b)	2,972,000	300,915	(d),(g)
GE Capital Commercial Mortgage Corp.	5.329% due 06/10/2048 (b)	2,200,000	148,500	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	5.759% due 12/10/2049 (b)	2,846,010	49,171	(d),(f),(g)
G-Force LLC	5.090% due 08/22/2036 (b)	4,700,000	4,209,790	(c)(d),(e)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	6,899,723	6,009,183	(d)
Gramercy Real Estate CDO	0.786% due 07/25/2035 (b)	5,534,012	4,576,628	(d),(e),(g)
Greenwich Capital Commercial Funding Corp.	5.736% due 12/10/2049	7,235,000	8,056,245
Greenwich Capital Commercial Funding Corp.	5.444% due 03/10/2039	5,000,000	5,532,950
Greenwich Capital Commercial Funding Corp.	0.310% due 03/10/2039 (b)	280,612,693	2,971,183	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	0.131% due 12/10/2049 (b)	184,843,887	1,366,995	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	1.828% due 07/05/2035 (b)	47,682,727	684,495	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	1.804% due 01/11/2035 (b)	65,867,396	457,844	(d),(g),(h)
GS Mortgage Securities Corp. II	1.151% due 03/10/2044 (b)	80,218,316	4,342,218	(g),(h)
GS Mortgage Securities Corp. II	1.772% due 08/10/2044 (b)	21,720,687	1,976,129	(d),(g),(h)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (b)	1,647,635	1,644,834
GS Mortgage Securities Corp. II	0.207% due 05/03/2032 (b)	65,000,000	1,506,941	(d),(g),(h)
GS Mortgage Securities Corp. II	5.578% due 12/20/2049 (b)	5,000,000	975,000	(c),(d),(e),(g)
GS Mortgage Securities Corp. II	0.738% due 07/10/2039 (b)	108,354,550	85,600	(g),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	11,996,526	39,984	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.389% due 07/15/2046 (b)	10,000,000	8,427,855	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.314% due 08/15/2046 (b)	7,644,000	6,440,682	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032 (b)	5,000,000	5,131,250	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	4,723,441	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.546% due 05/15/2045	217,190,938	4,280,399	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.355% due 06/12/2041	4,000,000	3,880,600	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	3,496,576	(d),(g)

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.259% due 06/12/2047	$ 290,324,838	$ 3,376,768	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.429% due 05/15/2047	214,353,435	3,013,273	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.952% due 11/15/2043 (b)	14,331,696	1,378,702	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.341% due 02/15/2046 (b)	21,766,044	1,367,702	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.513% due 02/15/2051	114,774,154	1,111,542	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.452% due 08/12/2037 (b)	2,910,000	829,350	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.316% due 01/15/2049	69,564,036	796,633	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.568% due 05/15/2045 (b)	2,000,000	616,072	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.208% due 08/15/2042 (b)	2,500,000	281,250	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	13,698,645	158,524	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.053% due 02/15/2051 (b)	3,600,000	111,956	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.785% due 05/15/2047 (b)	5,500,000	20,625	(d),(f),(g)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	5,091,000	5,077,814	(g)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	3,920,920
LB UBS Commercial Mortgage Trust	0.650% due 11/15/2038 (b)	85,765,254	1,900,361	(d),(g),(h)
LB UBS Commercial Mortgage Trust	4.846% due 02/15/2037 (b)	1,600,000	1,541,664	(g)
LB UBS Commercial Mortgage Trust	0.173% due 02/15/2040 (b)	130,752,147	1,507,285	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.357% due 04/15/2040 (b)	122,219,628	1,069,251	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.456% due 02/15/2040	44,144,874	759,292	(g),(h)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	753,750	(d),(g)
LB UBS Commercial Mortgage Trust	0.518% due 02/15/2040	37,960,301	697,380	(d),(g),(h)
LB UBS Commercial Mortgage Trust	6.235% due 07/15/2040 (b)	19,095,000	593,835	(d),(f),(g)
LNR CDO Ltd.	0.709% due 07/24/2022 (b)	2,593,972	2,515,894	(d),(e),(g)
LNR CDO Ltd.	0.770% due 07/23/2018 (b)	1,533,146	1,464,308	(d),(e),(g)
Mach One Trust Commercial Mortgage-Backed	6.409% due 05/28/2040 (b)	2,000,000	1,873,000	(d),(e),(g)
Mach One Trust Commercial Mortgage-Backed	6.089% due 05/28/2040 (b)	1,706,000	1,639,807	(c),(d),(e),(g)
Merrill Lynch Mortgage Investors Trust	6.250% due 12/10/2029	3,977,991	4,033,961	(g)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,184,650	(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	2,833,895	(d),(g)
Merrill Lynch Mortgage Trust	5.505% due 09/12/2042 (b)	3,200,000	192,000	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	93,210	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.219% due 11/12/2037 (b)	579,000	26,055	(d),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.616% due 12/12/2049	95,082,765	1,483,291	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.473% due 09/12/2049	129,412,800	1,232,010	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.289% due 03/12/2051 (b)	119,482,683	1,183,345	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.203% due 12/12/2049 (b)	98,547,069	1,141,658	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.107% due 09/12/2049 (b)	170,330,618	1,085,858	(d),(g),(h)
Morgan Stanley Capital I	4.770% due 07/15/2056	3,500,000	3,560,130
Morgan Stanley Capital I	6.010% due 11/15/2030 (b)	3,118,904	3,094,982

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
Morgan Stanley Capital I	0.439% due 03/15/2044 (b)	$ 147,058,689	$ 2,303,424	(d),(g),(h)
Morgan Stanley Capital I	0.980% due 09/15/2047 (b)	54,840,635	2,076,086	(d),(g),(h)
Morgan Stanley Capital I	0.302% due 09/15/2047 (b)	69,000,000	1,391,261	(d),(g),(h)
Morgan Stanley Capital I	0.227% due 02/12/2044 (b)	149,854,281	1,238,246	(d),(g),(h)
Morgan Stanley Capital I	0.263% due 11/12/2049 (b)	103,566,756	1,228,695	(d),(g),(h)
Morgan Stanley Capital I	0.889% due 07/15/2019 (b)	1,400,000	900,026	(d),(f),(g)
Morgan Stanley Capital I	0.355% due 06/13/2041 (b)	126,812,557	499,642	(g),(h)
Morgan Stanley Reremic Trust	5.786% due 08/15/2045 (b)	6,000,000	6,235,560	(g)
Morgan Stanley Reremic Trust	5.786% due 08/12/2045 (b)	6,000,000	6,235,560	(g)
PNC Mortgage Acceptance Corp.	6.850% due 12/10/2032 (b)	1,981,649	2,006,142	(c),(g)
Prudential Securities Secured Financing Corp.	6.923% due 04/15/2013	1,720,290	1,723,799	(g)
RBSCF Trust	4.970% due 04/16/2040 (b)	1,500,000	1,481,490	(d),(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	3,000,000	2,337,000	(d),(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	1,000,000	1,034,080	(g)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	15,606,000	12,730,621	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	7,189,350	(g)
Wachovia Bank Commercial Mortgage Trust	5.207% due 11/15/2035 (b)	14,396,000	6,673,822	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	6,461,975	(g)
Wachovia Bank Commercial Mortgage Trust	0.498% due 12/15/2043 (b)	239,735,573	3,716,405	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,210,720	(g)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	2,505,850	(g)
Wachovia Bank Commercial Mortgage Trust	0.242% due 04/15/2047 (b)	133,954,849	1,022,035	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	780,389	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.295% due 04/15/2042 (b)	1,000,000	300,000	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.954% due 10/15/2048 (b)	5,000,000	243,750	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.964% due 10/15/2048 (b)	5,000,000	206,250	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.863% due 12/15/2043 (b)	12,500,000	43,188	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.768% due 04/15/2047 (b)	1,000,000	3,455	(d),(f),(g)
Wells Fargo Commercial Mortgage Trust	1.455% due 11/15/2043 (b)	11,220,570	950,782	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	2.086% due 11/15/2044 (b)	12,452,671	1,521,054	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	1.723% due 03/15/2044 (b)	10,857,996	933,120	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	0.878% due 06/15/2044 (b)	22,675,860	922,372	(d),(g),(h)
Total Commercial Mortgage-Backed Securities (Cost $470,977,579)			383,375,328
MORTGAGE-BACKED SECURITIES (0.69%)
Government National Mortgage Association	1.556% due 09/16/2046	$ 17,555,656	$1,116,884	(d),(g),(h)
Government National Mortgage Association	1.142% due 01/16/2052	15,691,128	831,998	(d),(g),(h)
Government National Mortgage Association	1.093% due 11/16/2047	20,548,307	810,631	(g),(h)
Total Mortgage-Backed Securities (Cost $2,958,630)			2,759,513

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

		Principal Amount	Value (a)
MEZZANINE LOAN (0.63%)
Hilton Worldwide	3.742% due 11/12/2012	$2,994,778	$2,554,087	(d),(g)
Total Mezzanine Loan (Cost $2,684,070)			2,554,087
CORPORATE BOND (0.00%)
Cresent Resources TLB	8.000% due 12/31/2049	8,670	7,387	(c),(d),(g)
Total Corporate Bond (Cost $3,246)			7,387
MONEY MARKET FUND (2.97%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(i)		11,944,436	11,944,436
Total Money Market Fund (Cost $11,944,436)			11,944,436
TOTAL SECURITIES (99.57%) (Cost $488,567,961)(j)			400,640,751
OTHER ASSETS, NET OF LIABILITIES (0.43%)			1,745,451
MEMBERS’ CAPITAL (100.00%)			$402,386,202

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional at April 30, 2012 was $291,082,364 or 72.34% of the Master Fund’s members’ capital.
(c)	Illiquid security. At April 30, 2012, illiquid securities with aggregate principal of $46,479,052 had a value of $30,995,385 which represented 7.70% of the Master Fund’s members’ capital.
(d)

Fair valued security. At April 30, 2012, the fair valued securities represented 51.85% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. Fair valued securities are not necessarily an indication of such securities being designated as Level 3. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(e)	CDO security. At April 30, 2012, collateralized debt obligations in aggregate had a value of $34,294,946 which represented 8.52% of the Master Fund’s members’ capital.
(f)	Defaulted security.
(g)	Variable rate security.
(h)

Interest-only security. At April 30, 2012, interest-only securities in aggregate had a value of $74,455,146 which represented 18.50% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.

(i)	Rate shown reflects effective yield at April 30, 2012.
(j)

The cost for federal income tax purposes was $488,567,961. At April 30, 2012 net unrealized depreciation for all securities based on tax cost was $87,927,210. This consisted of aggregate gross unrealized appreciation for all securities of $20,416,036 and aggregate gross unrealized depreciation for all securities of $108,343,246.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

	Portfolio Distribution by Rating (a)
Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	-	-	-	-	-	-	-	-	0.18	-	-	0.18
Arbor Realty Mortgage Securities	-	-	-	-	0.56	-	-	-	-	-	-	0.56
Banc of America Large Loan, Inc.	-	1.15	-	-	-	-	-	-	-	-	3.74	4.89
Banc of America Merrill Lynch Commercial Mortgage, Inc.	-	-	-	-	0.19	0.90	-	-	-	2.88	-	3.97
Bank of America-First Union National Bank Commercial Mortgage, Inc.	-	-	-	-	-	2.85	-	-	-	-	-	2.85
Capital Trust Re CDO Ltd.	-	-	-	-	-	3.49	-	-	-	-	-	3.49
Citigroup/Deutsche Bank Commercial Mortgage Trust	-	-	-	0.33	-	-	-	-	-	-	-	0.33
Commercial Mortgage Acceptance Corp.	-	-	0.64	-	-	-	-	-	-	-	-	0.64
Commercial Mortgage Pass-Through Certificates	0.67	-	0.90	-	0.68	0.38	-	-	-	-	-	2.63
Credit Suisse Mortgage Capital Certificates	-	-	-	-	0.37	-	0.26	-	0.04	0.48	-	1.15
CS First Boston Mortgage Securities Corp.	0.26	0.62	0.73	-	2.57	1.36	0.81	-	-	0.51	-	6.86
DBUBS Mortgage Trust	0.59	-	-	-	-	-	-	-	-	-	-	0.59
DLJ Commercial Mortgage Corp.	-	-	1.78	-	0.47	2.59	-	-	-	-	-	4.84
DR Structured Finance Corp.	-	-	-	-	-	-	-	-	-	-	0.19	0.19
Extended Stay America Trust	-	-	-	1.26	-	-	-	-	-	-	-	1.26
First Union National Bank Commercial Mortgage	-	-	-	-	1.15	-	-	-	-	-	-	1.15
FREMF Mortgage Trust	-	-	1.72	-	-	-	-	-	-	-	-	1.72
GE Capital Commercial Mortgage Corp.	0.72	-	0.77	-	0.18	0.41	-	0.08	-	0.05	-	2.21
G-Force LLC	-	-	-	-	-	-	1.05	-	-	-	-	1.05
GMAC Commercial Mortgage Securities, Inc.	-	-	-	-	-	-	-	-	-	-	1.49	1.49
Gramercy Real Estate CDO	-	-	-	1.14	-	-	-	-	-	-	-	1.14
Greenwich Capital Commercial Funding Corp.	0.34	-	1.38	2.00	1.02	-	-	-	-	-	-	4.74
GS Mortgage Securities Corp. II	0.51	-	0.37	-	1.08	-	-	0.24	-	-	0.41	2.61
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.96	0.96	-	6.14	3.72	0.36	-	0.07	-	0.08	-	12.29
LB UBS Commercial Mortgage Trust	1.20	-	0.97	0.38	0.27	1.26	-	-	-	0.34	-	4.42
LNR CDO Ltd.	-	-	0.99	-	-	-	-	-	-	-	-	0.99
Mach One Trust Commercial Mortgage-Backed	-	-	-	-	-	0.88	-		-	-	-	0.88

(a) Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

	Portfolio Distribution by Rating (a)
Issuer (continued)	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors, Inc.	-	-	1.00	-	-	-	-	-	-	-	-	1.00
Merrill Lynch Mortgage Trust	-	-	-	1.29	0.70	-	-	-	-	0.08	-	2.07
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.95	-	-	-	0.57	-	-	-	-	-	-	1.52
Morgan Stanley Capital I	1.09	0.89	-	0.77	0.96	-	-	-	-	-	0.35	4.06
Morgan Stanley Reremic Trust	-	-	1.55	-	-	-	-	-	-	-	1.55	3.10
PNC Mortgage Acceptance Corp.	-	-	-	-	-	-	0.50	-	-	-	-	0.50
Prudential Securities Secured Financing Corp.	-	-	0.43	-	-	-	-	-	-	-	-	0.43
RBSCF Trust	0.37	-	-	-	-	-	-	-	-	-	-	0.37
Salomon Brothers Mortgage Securities VII, Inc.	-	0.26	-	-	-	-	0.58	-	-	-	-	0.84
Wachovia Bank Commercial Mortgage Trust	-	4.02	0.80	-	4.33	-	1.67	0.06	0.06	0.25	-	11.19
Wells Fargo Commercial Mortgage Trust	0.24	-	-	-	-	-	-	-	-	-	-	0.24
WF-RBS Commercial Mortgage Trust	0.84	-	-	-	-	-	-	-	-	-	-	0.84
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	8.74	7.90	14.03	13.31	18.82	14.48	4.87	0.45	0.28	4.67	7.73	95.28
TOTAL MORTGAGE-BACKED SECURITIES	0.69	-	-	-	-	-	-	-	-	-	-	0.69
TOTAL MEZZANINE LOAN	-	-	-	-	-	-	-	-	-	-	0.63	0.63
TOTAL CORPORATE BOND	-	-	-	-	-	-	-	-	-	-	-	-
TOTAL MONEY MARKET FUND	2.97	-	-	-	-	-	-	-	-	-		2.97
TOTAL SECURITIES	12.40	7.90	14.03	13.31	18.82	14.48	4.87	0.45	0.28	4.67	8.36	99.57	(a)

(a) Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
April 30, 2012 (unaudited)

Assets
Investments, at Fair Value (Cost $488,567,961)	$400,640,751
Interest Receivable	3,929,315
Receivable for Securities Sold	28,516
Other Assets	35,320

Total Assets	404,633,902

Liabilities
Payable for Securities Purchased	1,893,212
Cash Distribution Payable	158,449
Accrued Audit and Tax Fees	79,347
Accrued Administrative Fees - Note D	36,549
Accrued Custodian Fees - Note D	9,598
Other Accrued Expenses	70,545

Total Liabilities	2,247,700

Members’ Capital	$402,386,202

Members’ Capital
Represented by:
Net Capital	$490,313,412
Accumulated Net Unrealized Depreciation on Investments	(87,927,210)

Total Members’ Capital	$402,386,202

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations
For the Six Months Ended April 30, 2012 (unaudited)

Investment Income
Interest	$12,828,029

Expenses
Legal Fees	117,419
Administrative Fees - Note D	88,446
Audit and Tax Fees	52,997
Insurance Expense	20,129
Custodian Fees - Note D	19,039
Directors’ Fees	10,154
Other	4,854

Total Expenses	313,038

Net Investment Income	12,514,991

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(3,655,836)
Net Change in Unrealized Depreciation on Investments	33,189,174

Net Gain on Investments	29,533,338

Net Increase in Members’ Capital Resulting from Operations	$42,048,329

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011

Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$12,514,991	$27,383,869
Net Realized Gain (Loss) on Investments	(3,655,836)	3,691,976
Net Change in Unrealized Depreciation on Investments	33,189,174	(2,945,447)

Net Increase in Members’ Capital Resulting from Operations	42,048,329	28,130,398

Contributions/Withdrawals:
Contributions[1]	23,623,877	85,210,190
Withdrawals[1]	(37,472,998)	(80,762,048)

Net Contributions (Withdrawals)	(13,849,121)	4,448,142

Total Increase (Decrease) in Members’ Capital	28,199,208	32,578,540

Members’ Capital:
Beginning of Year	374,186,994	341,608,454

End of Year	$402,386,202	$374,186,994

(1) See Note A
See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows
For the Six Months Ended April 30, 2012 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$42,048,329
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(34,954,522)
Proceeds from Sale of Securities	23,788,768
Adjustment to Cost of Interest Only Securities	9,515,505
Net Amortization of Premium and Accretion of Discount	(2,912,367)
Net Paydown Loss on Securities	3,586,930
Net Change in Unrealized Appreciation on Investments	(33,189,174)
Net Realized Loss on Investments	3,655,836
Net Change in Operating Assets and Liabilities:
Increase in Receivable for Securities Sold	(28,516)
Decrease in Interest Receivable	496,033
Increase in Other Assets	(33,444)
Increase in Payable for Securities Purchased	1,876,819
Decrease in Accrued Administrative Fees	(5,684)
Increase in Accrued Custodian Fees	274
Decrease in Accrued Audit and Tax Fees	(41,153)
Increase in Accrued Other Expenses	54,434

Net Cash Provided by Operating Activities	13,858,068

Cash Flows from Financing Activities[1]:
Contributions	70,200
Withdrawals	(13,928,268)

Net Cash Used in Financing Activities	(13,858,068)

Net Increase in Cash	-
Cash at Beginning of Year	-

Cash at End of Year	$-

(1)	Non-cash financing transactions not included herein consist of reinvestment of distributions of $23,558,676.
See Notes to Financial Statements

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2012 (unaudited)

A.

Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “Feeder Funds”) investing all or a substantial portion of their assets in the Master Fund. At April 30, 2012, Torchlight Value Fund, Inc., and Torchlight Value Fund plc are the only investors invested in the Master Fund, and own 92.3% and 7.7% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors (the Master Fund’s feeder funds) may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the U.S. government bond market is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $23,558,676 and $74,847,190 of distributions reinvested into the Master Fund for 2012 and 2011, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards. The amendments in ASU 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and requires additional disclosure information about fair value measurements. Management is currently evaluating the impact this accounting standard update will have on the financial statements. The amendments in ASU 2011-04 are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): “Disclosures about Offsetting Assets and Liabilities,” which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update. The pronouncement is effective January 1, 2013, and must be applied retrospectively. The Fund is currently evaluating the implications of this change and its impact on the financial statements.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following significant accounting policies are in conformity with GAAP in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including Management’s own assumptions in determining investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of April 30, 2012 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$176,050,506	$207,324,822	$383,375,328
Corporate Bond	-	-	7,387	7,387
Mezzanine Loan	-	-	2,554,087	2,554,087
Money Market Fund	11,944,436	-	-	11,944,436
Mortgage-Backed Securities	-	-	2,759,513	2,759,513
Total	$11,944,436	$176,050,506	$212,645,809	$400,640,751

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS
 TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Corporate	Mezzanine	Mortage-Backed	Total
		Bond	Loan	Securities
Balance as of 10/31/11	$225,916,334	$7,210	$2,346,371	$2,929,534	$231,199,449

Realized gain (loss)	(6,564,183)	-	542	-	(6,563,641)

Change in unrealized appreciation/(depreciation)	24,154,866	(676)	212,396	86,601	24,453,187

Net amortization /accretion	(6,784,399)	853	-	(256,622)	(7,040,168)

Purchases	9,610,916	-	-	-	9,610,916

Sales	(5,654,797)	-	(5,222)	-	(5,660,019)

Net Transfers in and/or out of Level 3[1]	(33,353,915)	-	-	-	(33,353,915)

Balance as of 4/30/12	$207,324,822	$7,387	$2,554,087	$2,759,513	$212,645,809

Net change in unrealized appreciation/(depreciation) from positions still held at 4/30/12					23,925,846

(1) Net transfers out of level 3 relate primarily to an increase in availability of observable inputs for certain securities.

2.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of April 30, 2012, the Master Fund held $291,082,364 of restricted securities.

3.

Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.

Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2012, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2012, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

C.

Advisory Services and Directors: Torchlight Investors, LLC (the “Adviser”) is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and feeder funds levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder funds’ level. For the period ended April 30, 2012, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Purchases and Sales: For the period ended April 30, 2012, the Master Fund made purchases of $23,010,086 and no sales of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. Service and fee levels are within the range of market rates for such services.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.

Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.

Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Master Fund’s financial statements.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

At the August 22, 2011 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

• The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up significantly for the current year and that performance compared favorably to that of the peer funds and the market index.

• Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable.

• The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

• The Directors noted the health of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

• The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period[1]
Torchlight Value Fund Master, LLC
Actual	$1,000.00	$1,115.10	0.16%	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.06	0.16%	$0.82

(1) Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 4/30/12. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec. gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund Master, LLC, 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors1

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund, Inc.
James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Hedge Fund Industry Consultant; Formerly Chief Operating Officer, FrontPoint Partners, LLC	2	Torchlight Value Fund, Inc.; Various Rubicon Fund Management, GSA Capital Partners and Avantium Investment Management fund entities
Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund, Inc.

(1) Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Over- seen by Director	Other Directorships Held by Director
Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC	2	Torchlight Value Fund, Inc.
Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund, Inc.; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2012, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC

Ramalingam Ganesh	Chief Financial Officer and Chief Compliance Officer	CFO, Torchlight Investors, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.

Joanne M. Vitale	Vice President	Managing Director, Clarion Partners, LLC; formerly, Director, Clarion Partners, LLC

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SEMI-ANNUAL REPORT 2012 I TORCHLIGHT VALUE FUND MASTER, LLC

CONTACT INFORMATION

Investment Adviser
Torchlight Investors, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b) Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	July 6, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	July 6, 2012

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh

Title:	Chief Financial Officer

Date:	July 6, 2012